February 23, 2005

Securities and Exchange Commission
Division of Investment Management
Office of Disclosure and Review
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      (1)      SELECTED AMERICAN SHARES, INC. ("SAS")
                  Registration Statement No. 2-10699; and
                  Registration No. 811-51

         (2)      SELECTED SPECIAL SHARES, INC. ("SSS") Registration Statement
                  No. 2-27514; and Registration No. 811-01533

         (3)      SELECTED CAPITAL PRESERVATION TRUST ("SCPT") Registration
                  Statement No. 33-15807; and Registration No. 811-5240

                  Referred to jointed as the "Selected Funds".

Dear Sir or Madam:

On behalf of the Selected Funds, attached for filing pursuant to Rule 485(a)
under the Securities Act of 1933 is Post-Effective Amendment No. (SAS: 89; SSS:
62; SCPT: 31) to the their Registration Statements on Form N-1A.

These Rule 485(a) filings reflect the following changes:

1. Changes to form N-1A requiring additional disclosure

A Rule 485(b) filing will follow this Rule 485(a) filing to:

1. Reflect SEC Examiner comments;
2. Update financial statements;
3. Insert other missing financial information to the prospectus and SAI;
4. Attach required Exhibits referred to in Part C

The Selected Funds request an effective date of May 1, 2005.

REQUEST FOR LIMITED REVIEW
--------------------------

The Registrants request limited review based upon the following:

     1.  The Registrants filed under Rule 485(a) in February 2004 which was reviewed by the SEC examiner.

     2.  The Registrants prospectus and SAI are substantially similar to those issued by Davis Global Fund, a newly issued series of Davis New York
         Venture Fund (1933 Act #2-29858). As a new series, Davis Global Fund filed under Rule 485(a) in September 2004 and received SEC comments reflecting the changes in Form N-1A, EXCEPT for: the additional portfolio manager disclosure in the SAI;

Questions regarding these filing should be directed to me at (520)434-3771, or in my absence to Arthur Don, Esq. at (312)602-2048.

Very truly yours,

/s/Thomas Tays
Thomas Tays
Vice President, Secretary